Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2017
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 71	¥ 70
Unfunded commitments	[1]	14	15
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		35	37
Unfunded commitments	[1]	¥ 0	¥ 0
Redemption frequency (if currently eligible)	[2]	Monthly	Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice period	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice period	[3]	90 days	90 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 3	¥ 3
Unfunded commitments	[1]	¥ 1	¥ 1
Redemption frequency (if currently eligible)	[2]
Redemption notice period	[3]
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 28	¥ 26
Unfunded commitments	[1]	¥ 13	¥ 14
Redemption frequency (if currently eligible)	[2]
Redemption notice period	[3]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 5	¥ 4
Unfunded commitments	[1]
Redemption frequency (if currently eligible)	[2]
Redemption notice period	[3]

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The range in frequency with which Nomura can redeem investments.
[3]	The range in notice period required to be provided before redemption is possible.